CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Profit Or Loss And Other Comprehensive Income [Abstract]
REVENUE	$ 68,826	$ 75,000	$ 59,980
Other income and gains	3,059	6,119	7,459
Research and development expenses	(313,346)	(232,160)	(161,943)
Administrative expenses	(46,961)	(23,134)	(6,751)
Selling and distribution expenses	(102,542)	(49,571)	(25,620)
Other expenses	(9,132)	(346)	(221)
Fair value loss of warrant liability	(6,200)
Fair value loss of convertible redeemable preferred shares		(79,984)
Finance costs	(900)	(4,209)	(223)
LOSS BEFORE TAX	(407,196)	(308,285)	(127,319)
Income tax credit	3,614	41,912	25,729
LOSS FOR THE YEAR	(403,582)	(266,373)	(101,590)
Attributable to:
Ordinary equity holders of the parent	$ (403,582)	$ (266,373)	$ (101,590)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic	$ (1.43)	$ (1.13)	$ (0.51)
Diluted	$ (1.43)	$ (1.13)	$ (0.51)
Exchange differences:
Exchange differences on translation of foreign operations	$ 5,215	$ 4,078	$ (1,268)
Net other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	5,215	4,078	(1,268)
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR, NET OF TAX	5,215	4,078	(1,268)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(398,367)	(262,295)	(102,858)
Attributable to:
Ordinary equity holders of the parent	$ (398,367)	$ (262,295)	$ (102,858)